Finance income and charges (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Schedule of Impact from Derivatives Among Interest Income/(Charge)

The impact of derivatives, excluding cash flow hedges that are in respect of commodity risk management or those that are used to hedge the currency risk of highly probable future currency cash flows, is included in interest income or interest charge.

	2018 £ million	2017 £ million	2016 £ million
Interest income	155	148	153
Fair value gain on financial instruments	61	76	88

Total interest income(i)	216	224	241

Interest charge on bank loans and overdrafts	(53)	(72)	(67)
Interest charge on finance leases	(9)	(11)	(13)
Interest charge on all other borrowings	(333)	(368)	(379)
Fair value loss on financial instruments	(62)	(67)	(91)

Total interest charges(i)	(457)	(518)	(550)

Net interest charges	(241)	(294)	(309)

Net finance income in respect of post employment plans in surplus (note 13)	9	2	18
Hyperinflation adjustment in respect of Venezuela (note 1)	18	9	—
Other finance income	—	—	3

Total other finance income	27	11	21

Net finance charge in respect of post employment plans in deficit (note 13)	(20)	(27)	(23)
Unwinding of discounts	(14)	(8)	(11)
Change in financial liability (Level 3)	—	(8)	—
Hyperinflation adjustment in respect of Venezuela (note 1)	—	—	(1)
Other finance charges	(12)	(3)	(4)

Total other finance charges	(46)	(46)	(39)

Net other finance charges	(19)	(35)	(18)

(i)

Includes £73 million interest income and £(394) million interest charge in respect of financial assets and liabillities that are not measured at fair value through the income statement (2017—£91 million income and £(467) million charge, 2016—£84 million income and £(451) million charge).